Employee Cost - Additional Information (Detail) - Employee	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Board of Directors [member]
Disclosure of employee compensation costs [line items]
Number of persons		7	7
Board of Directors [member] | Maximum [Member]
Disclosure of employee compensation costs [line items]
Number of persons	7
Board of Directors [member] | Minimum [Member]
Disclosure of employee compensation costs [line items]
Number of persons	6
Executive Board [member]
Disclosure of employee compensation costs [line items]
Number of persons		2	2
Executive Board [member] | Maximum [Member]
Disclosure of employee compensation costs [line items]
Number of persons	4
Executive Board [member] | Minimum [Member]
Disclosure of employee compensation costs [line items]
Number of persons	2